Note 4 - Receivable - Related Party	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
3.
Accounts Receivable

Accounts receivables consisted of the following as of
December

31,
2015
and
2014:

	December 31,
(in thousands)	2015	2014
Healthcare fees	$587	$184
Other	3	5
Total receivables	$590	$189
Less allowance for doubtful accounts	-	-
Total receivables, net	$590	$189

We use the specific identification method for recording the provision for doubtful accounts, which was
$
0
as of
December
31,
2015
and
2014.

Investor [Member]
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
4.
Receivable – Related Party

In
December
2014,
we entered into securities purchase agreement with several investors including Steve Gorlin, an affiliate of the Company, related to the sale and issuance of common stock. Mr. Gorlin received approximately
150,000
shares of common stock at a price of
$2.00
per share, for gross proceeds of approximately
$300,000.
Such proceeds were received subsequent to
December
31,
2014,
and
no
amount was outstanding as of
December
31,
2015.